Scharf Fund
Scharf Fund
Investment Objective
The Scharf Fund (the “Scharf Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Scharf Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Scharf Fund	Retail Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Scharf Fund		Retail Class	Institutional Class
Management Fees		0.99%	0.99%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses (includes Shareholder Servicing Plan Fee)	[1]	0.25%	0.25%
Shareholder Servicing Plan Fee		0.10%	0.10%
Total Annual Fund Operating Expenses	[2]	1.49%	1.24%
Less: Fee Waiver	[3]	(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver		1.35%	1.10%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Scharf Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses ("AFFE").
[3]	Scharf Investments, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Scharf Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver (excluding AFFE, interest, taxes and extraordinary expenses) to 1.34% of average daily net assets of the Retail Class shares and 1.09% of average daily net assets of the Institutional Class shares (the "Expense Caps"). The Expense Caps will remain in effect through at least January 27, 2018, and may be terminated only by the Board of Trustees (the "Board") of the Trust. The Adviser may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Scharf Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first and second years)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Scharf Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Retail Class	137	443	786	1,755
Institutional Class	112	365	653	1,474

Portfolio Turnover
The Scharf Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.85% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Scharf Fund primarily invests in equity securities that the Adviser believes have significantly more appreciation potential than downside risk over the long term.  Equity securities in which the Fund may invest include, but are not limited to, common and preferred stock of companies of all market capitalizations, rights and warrants.  The Fund may invest up to 50% of its total assets in securities of foreign issuers, including up to 25% of its total assets in issuers in emerging markets.  Such foreign securities may be listed on foreign exchanges as well as in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  The Fund may also invest up to 30% of its total assets in other investment companies, including exchange-traded funds (“ETFs”).

In general, the Adviser utilizes five key elements in its equity investment philosophy: low valuation, discount to fair value, investment flexibility, focus and long-term perspective.  Through a proprietary screening process, the Adviser seeks to identify investments with low valuations combined with growing earnings, cash flow and/or book value which the Adviser describes as “growth stocks at value prices.”  The Scharf Fund may also invest in “special situations,” which may occur when the securities of a company are affected by circumstances, including, but not limited to, hidden assets (i.e., assets that may be undervalued on a company’s balance sheet or otherwise difficult to value and therefore not properly reflected in the company’s share price), spinoffs, liquidations, reorganizations, recapitalizations, mergers, management changes and technological changes.

In addition, the Scharf Fund may invest up to 30% of its total assets in fixed-income securities.  Fixed-income securities in which the  Fund may invest include, but are not limited to, those of domestic and foreign governments, government agencies, inflation-protected securities, asset-backed securities, exchange-traded notes (“ETNs”), money market instruments, convertible securities, bank debt, limited partnerships, municipalities and companies across a wide range of industries, market capitalizations and maturities and may include those that are rated below investment grade (i.e., “junk bonds”).

The Scharf Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes.

When selling securities, the Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities that it believes no longer have sufficient upside potential.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Scharf Fund.  The following risks could affect the value of your investment:

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Market Risk. The prices of the securities in which the Scharf Fund invests may decline for a number of reasons.  These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

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Management Risk.  The Scharf Fund is an actively managed portfolio.  The Adviser’s management practices and investment strategies might not produce the desired results.  The Adviser may be incorrect in its assessment of a stock’s appreciation potential.

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Foreign and Emerging Market Securities Risk.  The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.  These risks are greater in emerging markets.

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Foreign Currency Risk. Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country.  Currency management strategies may substantially change the Scharf Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

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Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

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Investment Style Risk.  The Adviser follows an investing style that favors relatively low valuations.  At times when this style is out of favor, the Scharf Fund may underperform funds that use different investing styles.

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Investment Company Risk.  When the Scharf Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•	Fixed-Income Securities Risk. The following risks are associated with the Scharf Fund’s investment in fixed-income securities.

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Prepayment and Extension Risk.  The risk that the securities may be paid off earlier or later than expected.  Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Scharf Fund’s yield or share price.

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Interest Rate Risk.  Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

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Credit Risk.  Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health.  Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.

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High-Yield Securities Risk.  Fixed-income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

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Municipal Securities Risk.  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features.  Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield.  Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

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Asset-Backed Securities Risk.  Asset-Backed Securities Risk includes Market Risk, Interest Rate Risk, Credit Risk, and Prepayment Risk (i.e., homeowners whose mortgages collateralize the securities held by the Scharf Fund may be able to prepay principal due on these mortgages, which could cause the Scharf Fund to reinvest the proceeds at lower yields).

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Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, the notes issued by ETNs and held by the Scharf Fund are unsecured debt of the issuer.

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Bank Debt Risk.  The Scharf Fund’s investments in secured and unsecured assignments of bank debt may create substantial risk.  In making investments in such debt, which are loans made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

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Inflation Protected Securities Risk.  Inflation protected securities include the risk that the rate of inflation will be lower than expected or that the relevant index intended to measure the rate of inflation will be accurately measure the rate of inflation and the securities will not work as intended.

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Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Scharf Fund to sell these securities.

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Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.  The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

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Special Situations Risk.  There is a risk that the special situation (i.e., spin-off, liquidation, merger, etc.) might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Scharf Fund.  In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.

Performance
The following information provides some indication of the risks of investing in the Scharf Fund.  The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year.  The table shows how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.scharffunds.com or by calling the Fund toll-free at 866-5SCHARF.

Annual Returns as of December 31 – Institutional Class

During the period of time shown in the bar chart, the highest return for a calendar quarter was 11.63% (quarter ended March 31, 2012) and the lowest return for a calendar quarter was -5.35% (quarter ended September 30, 2015).

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Returns - Scharf Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	1.44%	[1]	14.71%	[1]	Dec. 30, 2011	[1]
Retail Class	Retail Class Return Before Taxes	1.28%	[1]	14.45%	[1]	Jan. 28, 2015	[1]
After Taxes on Distributions | Institutional Class	Institutional Class Return After Taxes on Distributions	0.62%	[1]	14.21%	[1]
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.50%	[1]	11.70%	[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%		15.33%		Dec. 30, 2011
[1]	The Institutional Class incepted on December 30, 2011 and the Retail Class incepted on January 28, 2015. Retail Class performance for the period from December 30, 2011 to January 28, 2015, reflects the performance of the Institutional Class, adjusted to reflect Retail Class fees and expenses.

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.